Held-To-Maturity Investments and Debt Investments	12 Months Ended
Aug. 31, 2017
Held To Maturity Securities [Abstract]
Held-To-Maturity Investments and Debt Investments
4.	HELD-TO-MATURITY INVESTMENTS AND DEBT INVESTMENTS

As of August 31, 2017, the Group’s held-to-maturity investments consist of investment in a Limited Liability Partnership (“LLP”), which principally invests in the film and television venture capital fund of Beijing Pinjin Capital Management LLP in the PRC carried at amortized cost of RMB 6,000, which approximate the aggregate fair value. This investment matures within one year and are classified as current assets. The amount of unrealized holding gain as of August 31, 2017 was RMB 390.

The held-to-maturity investments in LLP have fixed maturity dates and pay a target return on the amount invested. The Group has the positive intent and ability to hold the investments to maturity. There has been no impairment recognized and no sales of any held-to-maturity investments before maturities during the periods presented.

For the years ended August 31, 2017, the Group purchased available-for-sale investments in debt securities amounting to RMB 780,000, and collected RMB 787,631 with investment income of RMB 7,631.